Amount Due From a Director (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 02, 2020	Dec. 31, 2019
Ownership interest percentage		17.86%
Amount due from a director	$ 656,495
Sale of non-marketable securities percentage	10.00%
Mr. How Kok Choong [Member]
Amount due from a director			$ 730,637